Leases - Supplemental Balance Sheet and Other Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Current operating lease liabilities	$ 22,048	$ 23,450
Weighted average remaining lease term - operating leases	7 years 9 months 18 days	7 years 14 days
Weighted average discount rate	1.90%	1.89%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other long-term assets (of which $10,843 in 2020 due from related parties)	Other long-term assets (of which $10,843 in 2020 due from related parties)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued And Other Liabilities, Current	Accrued And Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities
Other long-term assets
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 100,894	$ 102,522
Accrued and other current liabilities
Lessee, Lease, Description [Line Items]
Current operating lease liabilities	22,048	23,450
Other long-term liabilities
Lessee, Lease, Description [Line Items]
Long-term operating lease liabilities	$ 76,534	$ 85,585